COMMITMENTS - Schedule of letters of credit, certificates of deposits and warranty insurance policies (Details) $ in Thousands	Dec. 31, 2023 USD ($) commitment
Commitments [Line Items]
Value	$ 497,285
SUPERINTENDENCIA NACIONAL DE ADUANAS Y DE ADMINISTRACION TRIBUTARIA, LATAM Airlines Perú S.A.
Commitments [Line Items]
Quantity | commitment	49
Value	$ 202,583
SÉTIMA TURMA DO TRIBUNAL REGIONAL FEDERAL DA 1ª REGIÃO - PROCEDIMENTO COMUM CÍVEL - DECEA - 0012177-54.2016.4.01.3400, TAM Linhas Aereas S.A.
Commitments [Line Items]
Quantity | commitment	1
Value	$ 57,554
ISOCELES, LATAM Airlines Group S.A.
Commitments [Line Items]
Quantity | commitment	1
Value	$ 41,000
UNIÃO FEDERAL ( FAZENDA NACIONAL), TAM Linhas Aereas S.A.
Commitments [Line Items]
Quantity | commitment	1
Value	$ 33,045
UNIÃO FEDERAL - PGFN, ABSA Aerolinhas Brasileiras S.A.
Commitments [Line Items]
Quantity | commitment	2
Value	$ 21,538
UNIÃO FEDERAL - PGFN, TAM Linhas Aereas S.A.
Commitments [Line Items]
Quantity | commitment	4
Value	$ 21,131
UNIÃO FEDERAL - FAZENDA NACIONAL, ABSA Aerolinhas Brasileiras S.A.
Commitments [Line Items]
Quantity | commitment	2
Value	$ 17,838
UNIÃO FEDERAL, TAM Linhas Aereas S.A.
Commitments [Line Items]
Quantity | commitment	5
Value	$ 11,226
FUNDACAO DE PROTECAO E DEFESA DO CONSUMIDOR PROCON, TAM Linhas Aereas S.A.
Commitments [Line Items]
Quantity | commitment	7
Value	$ 10,844
VARA DAS EXECUÇÕES FISCAIS ESTADUAIS DE SÃO PAULO - FORO DAS EXECUÇÕES FISCAIS DE SÃO PAULO, TAM Linhas Aereas S.A.
Commitments [Line Items]
Quantity | commitment	1
Value	$ 9,752
AMERICAN ALTERNATIVE INS. CO. C/O ROANOKE INS. GROUP INC, LATAM Airlines Group S.A.
Commitments [Line Items]
Quantity | commitment	19
Value	$ 6,305
TRIBUNAL DE JUSTIÇA DO ESTADO DE SÃO PAULO, ABSA Aerolinhas Brasileiras S.A.
Commitments [Line Items]
Quantity | commitment	2
Value	$ 6,263
BBVA, LATAM Airlines Group S.A.
Commitments [Line Items]
Quantity | commitment	1
Value	$ 3,800
1° VARA DE EXECUÇÕES FISCAIS E DE CRIMES CONTRA A ORDEM TRIB DA COM DE FORTALEZA, TAM Linhas Aereas S.A.
Commitments [Line Items]
Quantity | commitment	1
Value	$ 2,962
FUNDAÇÃO DE PROTEÇÃO E DEFESA DO CONSUMIDOR DE SÃO PAULO - PROCON, TAM Linhas Aereas S.A.
Commitments [Line Items]
Quantity | commitment	1
Value	$ 5,016
BOND SAFEGUARD INSURANCE COMPANY, TAM Linhas Aereas S.A.
Commitments [Line Items]
Quantity | commitment	1
Value	$ 2,700
COMISÓN EUROPEA, LATAM Airlines Group S.A.
Commitments [Line Items]
Quantity | commitment	1
Value	$ 2,598
UNIAO FEDERAL (FAZENDA NACIONAL), TAM Linhas Aereas S.A.
Commitments [Line Items]
Quantity | commitment	1
Value	$ 2,457
17ª VARA CÍVEL DA COMARCA DA CAPITAL DE JOÃO PESSOA/PB, TAM Linhas Aereas S.A.
Commitments [Line Items]
Quantity | commitment	1
Value	$ 2,527
PROCON - FUNDACAO DE PROTECAO E DEFESA DO CONSUMIDOR, TAM Linhas Aereas S.A.
Commitments [Line Items]
Quantity | commitment	2
Value	$ 4,178
JFK INTERNATIONAL AIR TERMINAL LLC, LATAM Airlines Group S.A.
Commitments [Line Items]
Quantity | commitment	1
Value	$ 2,300
METROPOLITAN DADE CONTY (MIAMI - DADE AVIATION DEPARTMENT), LATAM Airlines Group S.A.
Commitments [Line Items]
Quantity | commitment	6
Value	$ 2,462
SÉTIMA TURMA DO TRIBUNAL REGIONAL FEDERAL DA 1ª REGIÃO - PROCEDIMENTO COMUM CÍVEL - DECEA - 0012177-54.2016.4.01.3400, ABSA Aerolinhas Brasileiras S.A.
Commitments [Line Items]
Quantity | commitment	1
Value	$ 2,245
SERVICIO NACIONAL DE ADUANA DEL ECUADOR, LATAM-Airlines Ecuador S.A.
Commitments [Line Items]
Quantity | commitment	4
Value	$ 2,130
VARA DE EXECUÇÕES FISCAIS ESTADUAIS DA COMARCA DE SÃO PAULO/SP - EXECUÇÃO FISCAL N.º 1507367-03.2016.8.26.0014, TAM Linhas Aereas S.A.
Commitments [Line Items]
Quantity | commitment	1
Value	$ 2,025
SOCIEDAD CONCESIONARIA NUEVO PUDAHUEL S.A., LATAM Airlines Group S.A.
Commitments [Line Items]
Quantity | commitment	18
Value	$ 1,551
14ª VARA FEDERAL DA SEÇÃO JUDICIÁRIA DO DISTRITO FEDERAL / TRIBUNAL: 7ª TURMA DO TRIBUNAL REGIONAL FEDERAL DA 1ª REGIÃO - ANULATÓRIA N.º 0007263-25.2008.4.01.3400, TAM Linhas Aereas S.A.
Commitments [Line Items]
Quantity | commitment	1
Value	$ 1,867
UNIÃO FEDERAL, REPRESENTADO PELA PROCURADORIA SECCIONAL DA FAZENDA NACIONAL EM CAMPINAS, ABSA Aerolinhas Brasileiras S.A.
Commitments [Line Items]
Quantity | commitment	1
Value	$ 1,931
FIANÇA TAM LINHAS AÉREAS X JUIZ FEDERAL DE UMA DAS VARAS DA SEÇÃO JUDICIÁRIA DE BRASÍLIA/, TAM Linhas Aereas S.A.
Commitments [Line Items]
Quantity | commitment	1
Value	$ 1,810
LIMA AIRPORT PARTNERS S.R.L., LATAM Airlines Group S.A.
Commitments [Line Items]
Quantity | commitment	32
Value	$ 1,628
TRIBUNAL DE JUSTIÇA DO ESTADO DE SÃO PAULO, TAM Linhas Aereas S.A.
Commitments [Line Items]
Quantity | commitment	1
Value	$ 964
UNIDAD ADMINISTRATIVA BOGOTÁ, LATAM Airlines Group S.A.
Commitments [Line Items]
Quantity | commitment	4
Value	$ 1,432
JUIZO DE DIREITO DA VARA DA FAZENDA PUBLICA ESTADUAL DA COMARCA DA CAPITAL DO ESTADO DO RIO DE JANEIRO, TAM Linhas Aereas S.A.
Commitments [Line Items]
Quantity | commitment	1
Value	$ 1,435
JFK INTERNATIONAL AIR TERMINAL LLC, TAM Linhas Aereas S.A.
Commitments [Line Items]
Quantity | commitment	1
Value	$ 1,300
MUNICIPIO DO RIO DE JANEIRO, TAM Linhas Aereas S.A.
Commitments [Line Items]
Quantity | commitment	1
Value	$ 1,239
AENA AEROPUERTOS S.A, LATAM Airlines Group S.A.
Commitments [Line Items]
Quantity | commitment	2
Value	$ 2,370
CITY OF LOS ANGELES, DEPARTMENT OF AIRPORTS, LATAM Airlines Group S.A.
Commitments [Line Items]
Quantity | commitment	5
Value	$ 1,074
FUNDAÇÃO DE PROTEÇÃO E DEFESA DO CONSUMIDOR DO ESTADO DE SÃO PAULO, TAM Linhas Aereas S.A.
Commitments [Line Items]
Quantity | commitment	1
Value	$ 1,152
PARQUE DE MAETERIAL AERONAUTICO DO GALEAO - PAMA GL, TAM Linhas Aereas S.A.
Commitments [Line Items]
Quantity | commitment	1
Value	$ 1,053